Loans - Summary of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 548,405	$ 516,300
Deferred loan costs	569	530
Total loans	548,974	516,830
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	146,875	140,273
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	183,605	179,663
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	167,296	157,172
Construction & Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	31,227	22,886
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 19,402	$ 16,306